Acquisitions and License Agreements - Results of Acquisitions Included in Income Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012
Net sales	$ 79
Operating loss	(79)	[1]
Oridion Systems Ltd.
Net sales	20
Operating loss	(18)	[1]
superDimension, Ltd.
Net sales	12
Operating loss	(16)	[1]
BARRX Medical, Inc.
Net sales	29
Operating loss	(20)	[1]
All Other Acquisitions
Net sales	18
Operating loss	$ (25)	[1]

[1]	Amounts include restructuring charges, charges to cost of goods sold related to the sale of acquired inventory that had been written up to fair value upon acquisition and transaction costs.